UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22263

Exchange Traded Concepts Trust

(Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive

Suite 207

Oklahoma City, OK 73120

(Address of principal executive offices) (Zip code)

J. Garrett Stevens

Exchange Traded Concepts Trust

10900 Hefner Pointe Drive

Suite 207

Oklahoma City, OK 73120

(Name and address of agent for service)

Copy to:

Christopher Menconi

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue NW

Washington, DC 20004

Registrant’s telephone number, including area code: (405) 778-8377

Date of fiscal year end: November 30, 2018

Date of reporting period: May 31, 2018

Item 1. Reports to Stockholders.

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

EXCHANGE TRADED CONCEPTS TRUST

REX Gold Hedged S&P 500 ETF

Semi-Annual Report

May 31, 2018

(Unaudited)

REX Gold Hedged S&P 500 ETF

Table of Contents

(Unaudited)

Consolidated Schedule of Investments	1
Consolidated Statement of Assets and Liabilities	5
Consolidated Statements of Operations	6
Consolidated Statements of Changes in Net Assets	7
Consolidated Financial Highlights	8
Notes to the Consolidated Financial Statements	9
Board of Consideration of Approval of Advisory and Sub-Advisory Agreements	21
Disclosure of Fund Expenses	23
Supplemental Information	24

The Fund files its complete schedule of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund’s Forms N-Q will be available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Exchange Traded Concepts uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Fund voted proxies relating to the Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-844-REX-1414; and (ii) on the Commission’s website at http://www.sec.gov.

REX Gold Hedged S&P 500 ETF

Consolidated Schedule of Investments

May 31, 2018 (Unaudited)

Sector Weightings†

† Percentages are based on total investments.

Description	Shares	Fair Value

COMMON STOCK — 92.3%

Consumer Discretionary — 11.8%
Amazon.com *	107	$174,369
AutoZone *	16	10,389
Best Buy	125	8,531
Booking Holdings *	16	33,743
Carnival	310	19,307
CBS, Cl B	192	9,671
Charter Communications, Cl A *	60	15,662
Comcast, Cl A	1,186	36,980
Delphi Automotive *	146	14,235
Dollar General	124	10,848
Dollar Tree *	104	8,589
Ford Motor	960	11,088
General Motors	396	16,909
Home Depot	296	55,219
Lowe's	252	23,943
McDonald's	204	32,642
Netflix *	132	46,411
Newell Brands	257	6,060
NIKE, Cl B	369	26,495
Omnicom Group	161	11,605
O'Reilly Automotive *	44	11,854
Ross Stores	196	15,460
Starbucks	342	19,381
Target	181	13,193
Tiffany	94	12,293
Time Warner	232	21,845
TJX	209	18,877
Twenty-First Century Fox, Cl A	444	17,116
Ulta Beauty *	33	8,148
VF	177	14,365
Walt Disney	365	36,307
Yum! Brands	135	10,980
		772,515
Consumer Staples — 6.1%
Altria Group	444	24,749
Archer-Daniels-Midland	202	8,831
Coca-Cola	864	37,152
Colgate-Palmolive	281	17,728
Description	Shares	Fair Value
Conagra Brands	236	$8,746
Constellation Brands, Cl A	53	11,823
Costco Wholesale	108	21,410
Dr Pepper Snapple Group	101	12,049
Estee Lauder, Cl A	95	14,197
General Mills	220	9,305
JM Smucker	86	9,245
Kellogg	132	8,499
Kimberly-Clark	124	12,505
Kraft Heinz	128	7,357
Kroger	312	7,591
Molson Coors Brewing, Cl B	88	5,425
Mondelez International, Cl A	349	13,706
Monster Beverage *	156	7,981
PepsiCo	281	28,170
Philip Morris International	407	32,372
Procter & Gamble	593	43,391
Sysco	172	11,185
Tyson Foods, Cl A	113	7,624
Walgreens Boots Alliance	184	11,480
Walmart	306	25,257
		397,778
Energy — 6.0%
Anadarko Petroleum	212	14,798
Apache	168	6,720
Baker Hughes a GE	273	9,443
Chevron	461	57,302
ConocoPhillips	373	25,136
Devon Energy	322	13,386
EOG Resources	221	26,036
Exxon Mobil	1,009	81,971
Halliburton	320	15,917
Kinder Morgan	948	15,813
Marathon Petroleum	188	14,858
Occidental Petroleum	257	21,639
Phillips 66	117	13,629
Pioneer Natural Resources	88	16,993
Schlumberger	373	25,614
Valero Energy	184	22,301
Williams	384	10,314
		391,870
Financials — 13.6%
Aflac	256	11,535
Allstate	140	13,087
American Express	216	21,233
American International Group	292	15,415
Aon PLC	110	15,386
Bank of America	2,505	72,745
Bank of New York Mellon	356	19,491
BB&T	416	21,840
Berkshire Hathaway, Cl B *	449	85,997
BlackRock, Cl A	40	21,369
Brighthouse Financial *	128	6,030
Capital One Financial	172	16,168

The accompanying notes are an integral part of the consolidated financial statements.

1

REX Gold Hedged S&P 500 ETF

Consolidated Schedule of Investments

May 31, 2018 (Unaudited) (continued)

Description	Shares	Fair Value
Charles Schwab	418	$23,249
Chubb	117	15,291
Citigroup	622	41,481
CME Group, Cl A	114	18,571
Discover Financial Services	184	13,590
Goldman Sachs Group	108	24,396
Hartford Financial Services Group	176	9,210
Intercontinental Exchange	160	11,342
JPMorgan Chase	802	85,822
M&T Bank	124	21,338
Marsh & McLennan	213	17,119
MetLife	267	12,279
Morgan Stanley	384	19,254
PNC Financial Services Group	160	22,946
Progressive	236	14,653
Prudential Financial	120	11,621
S&P Global	118	23,305
State Street	185	17,780
SunTrust Banks	332	22,413
Synchrony Financial	382	13,229
T Rowe Price Group	158	19,184
Travelers	96	12,338
US Bancorp	467	23,345
Wells Fargo	1,185	63,978
Willis Towers Watson PLC	86	12,999
		891,029
Health Care — 12.7%
Abbott Laboratories	433	26,642
AbbVie	400	39,575
Aetna	83	14,619
Alexion Pharmaceuticals *	72	8,361
Allergan PLC	104	15,683
Amgen	188	33,769
Anthem	69	15,278
Baxter International	173	12,255
Becton Dickinson	101	22,381
Biogen *	60	17,638
Boston Scientific *	622	18,903
Bristol-Myers Squibb	452	23,784
Cardinal Health	116	6,042
Celgene *	232	18,254
Cigna	103	17,445
CVS Caremark	282	17,876
Danaher	185	18,367
Edwards Lifesciences *	105	14,418
Eli Lilly	261	22,195
Express Scripts Holding *	142	10,765
Gilead Sciences	336	22,646
HCA Healthcare	133	13,718
Humana	48	13,967
Illumina *	60	16,346
Incyte *	92	6,281
Intuitive Surgical *	44	20,225
Johnson & Johnson	674	80,624
Description	Shares	Fair Value
McKesson	56	$7,949
Medtronic PLC	316	27,277
Merck	714	42,504
Mylan *	225	8,654
Pfizer	1,324	47,571
Quest Diagnostics	132	14,062
Regeneron Pharmaceuticals *	24	7,208
Stryker	105	18,272
Thermo Fisher Scientific	101	21,036
UnitedHealth Group	224	54,098
Vertex Pharmaceuticals *	96	14,784
Zimmer Biomet Holdings	105	11,709
Zoetis, Cl A	136	11,383
		834,564
Industrials — 8.8%
3M	165	32,543
American Airlines Group	235	10,232
Boeing	148	52,119
Caterpillar	192	29,167
CSX	242	15,645
Cummins	73	10,394
Deere	105	15,699
Delta Air Lines	211	11,405
Eaton PLC	158	12,100
Emerson Electric	280	19,834
FedEx	78	19,431
Fortive	144	10,467
General Dynamics	80	16,137
General Electric	2,470	34,777
Honeywell International	202	29,878
Illinois Tool Works	153	21,986
Johnson Controls International PLC	345	11,578
Lockheed Martin	66	20,760
Nielsen Holdings PLC	268	8,086
Norfolk Southern	100	15,165
Northrop Grumman	66	21,599
PACCAR	146	9,086
Raytheon	111	23,255
Roper Technologies	64	17,651
Southwest Airlines	177	9,041
Stanley Black & Decker	100	13,924
Union Pacific	202	28,838
United Parcel Service, Cl B	176	20,437
United Technologies	188	23,465
Waste Management	177	14,640
		579,339
Information Technology — 24.0%
Accenture, Cl A	153	23,828
Activision Blizzard	292	20,706
Adobe Systems *	158	39,387
Alphabet, Cl A *	79	86,900
Alphabet, Cl C *	77	83,544
Amphenol, Cl A	148	12,866
Analog Devices	181	17,590
Apple	1,308	244,426

The accompanying notes are an integral part of the consolidated financial statements.

2

REX Gold Hedged S&P 500 ETF

Consolidated Schedule of Investments

May 31, 2018 (Unaudited) (continued)

Description	Shares	Fair Value
Applied Materials	341	$17,316
Autodesk *	122	15,750
Automatic Data Processing	137	17,813
Broadcom	118	29,744
Cisco Systems	1,353	57,787
Cognizant Technology Solutions, Cl A	248	18,687
Corning	527	14,319
DXC Technology	88	8,106
eBay *	313	11,806
Electronic Arts *	173	22,647
Facebook, Cl A *	630	120,822
Fidelity National Information Services	164	16,764
Fiserv *	176	12,778
Hewlett Packard Enterprise	665	10,135
HP	616	13,570
Intel	1,209	66,736
International Business Machines	228	32,219
Intuit	84	16,934
Mastercard, Cl A	191	36,313
Micron Technology *	366	21,078
Microsoft	1,955	193,233
NVIDIA	182	45,899
Oracle	778	36,348
Paychex	173	11,345
PayPal Holdings *	335	27,493
QUALCOMM	442	25,689
salesforce.com *	224	28,970
TE Connectivity	160	14,892
Texas Instruments	321	35,923
Visa, Cl A	408	53,334
Western Digital	104	8,685
		1,572,382
Materials — 2.6%
Air Products & Chemicals	85	13,720
DowDuPont	554	35,517
Ecolab	113	16,115
Freeport-McMoRan, Cl B	568	9,599
LyondellBasell Industries, Cl A	89	9,979
Martin Marietta Materials	68	15,155
Monsanto	128	16,315
Newmont Mining	200	7,786
PPG Industries	108	10,899
Praxair	149	23,283
Sherwin-Williams	36	13,653
		172,021
Real Estate — 2.6%
American Tower, Cl A ‡	137	18,956
AvalonBay Communities ‡	82	13,574
Boston Properties ‡	92	11,203
Crown Castle International ‡	136	14,164
Equinix ‡	38	15,080
Equity Residential ‡	228	14,590
Prologis ‡	236	15,187
Public Storage ‡	52	11,016
Simon Property Group ‡	97	15,541
Ventas ‡	212	11,588
Description	Shares	Fair Value
Welltower ‡	234	$13,490
Weyerhaeuser ‡	332	12,394
		166,783
Telecommunication Services — 1.7%
AT&T	1,570	50,742
CenturyLink	593	10,804
Verizon Communications	1,056	50,340
		111,886
Utilities — 2.4%
American Electric Power	148	10,057
Consolidated Edison	100	7,673
Dominion Energy	184	11,811
Duke Energy	76	5,864
Edison International	176	10,940
Eversource Energy	160	9,133
Exelon	154	6,374
NextEra Energy	46	7,627
PG&E	214	9,273
Pinnacle West Capital	194	15,443
PPL	276	7,540
Public Service Enterprise Group	216	11,444
Sempra Energy	72	7,670
Southern	245	11,001
WEC Energy Group	225	14,209
Xcel Energy	217	9,878
		155,937

Total Common Stock
(Cost $5,264,323)		6,046,104

Total Investments - 92.3%
(Cost $5,264,323)		$6,046,104

A summary of outstanding futures contracts held by the Fund at May 31, 2018 is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount	Value	Unrealized (Depreciation)
Gold	49	Aug-2018	$6,454,083	$6,393,030	$(61,053)
S&P 500 Index E-MINI	4	Jun-2018	545,782	541,100	(4,682)
			$6,999,865	$6,934,130	$(65,735)

The futures contracts are held by REX Gold Hedged S&P 500 Subsidiary I as of May 31, 2018.

Percentages are based on Net Assets of $6,548,697.

*	Non-income producing security.
‡	Real Estate Investment Trust.

Cl — Class

PLC — Public Limited Company

S&P — Standard & Poor’s

The accompanying notes are an integral part of the consolidated financial statements.

3

REX Gold Hedged S&P 500 ETF

Consolidated Schedule of Investments

May 31, 2018 (Unaudited) (concluded)

The following is a list of the inputs used as of May 31, 2018 in valuing the Fund’s investments and other instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$6,046,104	$—	$—	$6,046,104
Total Investments in Securities	$6,046,104	$—	$—	$6,046,104

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Depreciation	$(65,735)	$—	$—	$(65,735)
Total Other Financial Instruments	$(65,735)	$—	$—	$(65,735)

* Futures contracts are valued at unrealized depreciation on the instrument.

For the period ended May 31, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period. For the period ended May 31, 2018, there were no Level 3 investments.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the consolidated financial statements.

4

REX Gold Hedged S&P 500 ETF

Consolidated Statement of Assets and Liabilities

May 31, 2018 (Unaudited)

Assets:
Investments at Fair Value	$6,046,104
Cash and Cash Equivalents	85,646
Cash Collateral on Futures	420,118
Dividends Receivable	12,224
Reclaims Receivable	14
Total Assets	6,564,106

Liabilities:
Payable for Variation Margin	12,640
Advisory Fees Payable	2,769
Total Liabilities	15,409

Net Assets	$6,548,697

Net Assets Consist of:
Paid-in Capital	$5,716,694
Accumulated Undistributed Net Investment Income	34,419
Accumulated Net Realized Gain on Investments	81,538
Net Unrealized Appreciation on Investments	781,781
Net Unrealized Depreciation on Futures Contracts	(65,735)
Net Assets	$6,548,697

Investments, at Cost	5,264,323
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	200,000
Net Asset Value, Offering and Redemption Price Per Share	$32.74

The accompanying notes are an integral part of the consolidated financial statements.

5

REX Gold Hedged S&P 500 ETF

Consolidated Statements of Operations

For the period ended May 31, 2018 (Unaudited)

Investment Income:
Dividend Income	$53,817
Less: Foreign Taxes Withheld	(25)
Total Investment Income	53,792

Expenses:
Advisory Fees	15,448
Total Expenses	15,448
Net Investment Income	38,344

Net Realized Gain (Loss) on:
Investments	(4,304)
Futures Contracts	97,142
Net Change in Unrealized Appreciation (Depreciation):
Investments	105,549
Futures Contracts	(98,868)
Net Realized and Unrealized Gain on Investments	99,519
Net Increase in Net Assets Resulting from Operations	$137,863

The accompanying notes are an integral part of the consolidated financial statements.

6

REX Gold Hedged S&P 500 ETF

Consolidated Statements of Changes in Net Assets

	Period Ended May 31, 2018 (Unaudited)	Period Ended November 30, 2017(1)	Period Ended March 31, 2017(2)
Operations:
Net Investment Income	$38,344	$40,741	$32,121
Net Realized Gain (Loss) on Investments and Futures Contracts	92,838	177,733	(10,157) (3)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Futures Contracts	6,681	406,315	303,050
Net Increase in Net Assets Resulting from Operations	137,863	624,789	325,014

Distributions to Shareholders:
Net Investment Income	(213,720)	–	(25,622)
Net Realized Gains	(50,563)	–	(2,910)
Total Distributions to Shareholders	(264,283)	–	(28,532)

Capital Share Transactions:
Issued	1,690,661	1,450,224	6,462,877
Redeemed	–	–	(3,849,916)
Increase in Net Assets from Capital Share Transactions	1,690,661	1,450,224	2,612,961
Total Increase in Net Assets	1,564,241	2,075,013	2,909,443
Net Assets:
Beginning of Period	4,984,456	2,909,443	–
End of Period (Includes Accumulated Undistributed Net Investment Income of $34,419, $209,795 and $8,379, respectively)	$6,548,697	$4,984,456	$2,909,443

Share Transactions:
Issued	50,000	50,000	250,000
Redeemed	–	–	(150,000)
Net Increase in Shares Outstanding from Share Transactions	50,000	50,000	100,000

(1)	For the period April 1, 2017 to November 30, 2017. Effective September 25, 2017, the Fund changed its year end to November 30 (see Note 1 in Notes to Financial Statements).
(2)	Commenced operations on April 4, 2016.
(3)	Includes realized gains as a result of in-kind transactions (see Note 7).

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the consolidated financial statements.

7

REX Gold Hedged S&P 500 ETF

Consolidated Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gain on Investments	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Period	Market Price, End of Period	Total Return(1)	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover(2)
REX Gold Hedged S&P 500 ETF
2018**	$33.23	$0.20	$1.07	$1.27	$(1.42)	$(0.34)	$(1.76)	$32.74	$33.01	3.92%	$6,549	0.49	%(3)	1.15	%(3)	3%
2017†	$29.09	$0.29	$3.85	$4.14	$—	$—	$—	$33.23	$33.23	14.23%	$4,984	0.48	%(3)	1.38	%(3)	9%
2017‡	$25.00	$0.28	$4.10	$4.38	$(0.26)	$(0.03)	$(0.29)	$29.09	$29.05	17.67%	$2,909	0.48	%(3)	1.04	%(3)	24%

*	Per share data calculated using average shares method.
**	For the six months ended May 31, 2018 (Unaudited).
†	For the period April 1, 2017 to November 30, 2017 (see Note 1).
‡	For the period April 4, 2016 (commencement of operations) to March 31, 2017.
(1)	Total return is for the period indicated and has not been annualized for periods less than one year. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of Fund shares.
(2)	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of securities received or delivered from processing creations or redemptions.
(3)	Annualized.

The accompanying notes are an integral part of the consolidated financial statements.

8

REX Gold Hedged S&P 500 ETF

Notes to the Consolidated Financial Statements

May 31, 2018 (Unaudited)

1. ORGANIZATION

Exchange Traded Concepts Trust (the "Trust"), is a Delaware statutory trust formed on July 17, 2009. The Trust is registered with the Securities and Exchange Commission (the “Commission”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company consisting of multiple investment series. The consolidated financial statements herein are those of the Rex Gold Hedged S&P 500 ETF (“Fund”). The Fund seeks to outperform the total return performance of the S&P 500 Dynamic Gold Hedged Index by actively hedging the returns of the S&P 500® Index using gold futures. The Fund is classified as a “non-diversified” fund under the 1940 Act. Exchange Traded Concepts, LLC (the “Adviser”), an Oklahoma limited liability company, serves as the investment adviser for the Fund and is subject to the supervision of the Board of Trustees (the “Board”). The Adviser is responsible for managing the investment activities of the Fund, the Fund’s business affairs and other administrative matters. Vident Investment Advisory, LLC (the “Sub-Adviser”), serves as the sub-adviser to the Fund. The Fund commenced operations on April 4, 2016. At a meeting held on September 25, 2017, the Trust’s Board approved a change to the Fund’s tax and fiscal year end from March 31st to November 30th.

The REX Gold Hedged S&P 500 Subsidiary I (the “Subsidiary”) is a wholly-owned subsidiary of the REX Gold Hedged S&P 500 ETF. The Subsidiary is organized under the laws of the Cayman Islands as an exempt limited company. Information regarding the Fund and its subsidiary have been consolidated in the Consolidated Schedules of Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statements of Operations and Consolidated Statements of Changes in Net Assets.

Shares of the Fund are listed and traded on NYSE Arca, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis at NAV only in large blocks of Shares, typically 50,000 Shares, called “Creation Units”. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares trade in a secondary market at market prices that change throughout the day in amounts less than a Creation Unit.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The accompanying consolidated financial statements have been prepared in accordance with U.S. GAAP on the accrual basis of accounting. Management has reviewed Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies ASC (“ASC 946”), and concluded that each Fund meets criteria of an “investment company,” and therefore, the Fund prepares its consolidated financial statements in accordance with investment company accounting as outlined in ASC 946.

Use of Estimates and Indemnifications — The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

In the normal course of business, the Trust, on behalf of the Fund, enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements cannot be known; however, the Fund expects any risk of loss to be remote.

9

REX Gold Hedged S&P 500 ETF

Notes to the Consolidated Financial Statements

May 31, 2018 (Unaudited) (continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid price for long positions and the most recent ask price for short positions. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the fair value for such securities. Debt obligations with remaining maturities of sixty days or less when acquired will be valued at their market value. If a market value is not available from a pricing vendor or from an independent broker, the security will be fair valued according to the Trust’s fair value procedures. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker. Futures are valued at the settlement price established each day by the board of the exchange on which they are traded.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Board. The Fund’s fair value procedures are implemented through a fair value committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Fund may fair value their securities if an event that may materially affect the value of the Fund’s securities that traded outside of the United States (a ‘‘Significant Event’’) has occurred between the time of the security’s last close and the time that the Funds calculate their net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate their net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

10

REX Gold Hedged S&P 500 ETF

Notes to the Consolidated Financial Statements

May 31, 2018 (Unaudited) (continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

•	Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•	Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Fund to measure fair value during the period ended May 31, 2018 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period ended May 31, 2018, there have been no significant changes to the Fund’s fair valuation methodologies.

Investment in the Subsidiary — The Fund will achieve commodities exposure primarily through investment in the Subsidiary.  Such investment may not exceed 25% of the Fund’s total assets, as measured at the end of every quarter of the Fund’s taxable year. The Subsidiary will invest in derivatives including futures contracts and commodity-linked instruments, and other investments intended to serve as margin or collateral or otherwise support the Subsidiary’s derivatives positions. Unlike the Fund, the Subsidiary may invest without limitation in futures and may use leveraged investment techniques.  The Subsidiary otherwise is subject to the same general investment policies and restrictions as the Fund.  Except as noted, references to the investment strategies of the Fund for non-equity securities include the investment strategies of the Subsidiary.

The Subsidiary is not registered under the 1940 Act. As an investor in its Subsidiary, the Fund, as the Subsidiary’s sole shareholder, does not have the protections offered to investors in registered investment companies. However, because the Fund wholly owns and controls its Subsidiary, and the Fund and Subsidiary are managed by the Adviser, it is unlikely that the Subsidiary would take action contrary to the interests of the Fund or the Fund’s shareholders. The Board has oversight responsibility for the investment activities of the Fund, including its investments in the Subsidiary, and the Fund’s role as the sole shareholder of its Subsidiary. Also, in managing the Subsidiary’s portfolio, the Adviser is subject to the same investment restrictions and operational guidelines that apply to the management of the Fund. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund and/or the Subsidiary to operate and could negatively affect the Fund and its shareholders.

Federal Income Taxes — It is the Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the consolidated financial statements.

The Fund’s policy is to classify interest and penalties associated with underpayment of Federal and state income taxes, if any, as income tax expense on their Consolidated Statements of Operations. As of May 31, 2018, the Fund did not have any interest or penalties associated with the underpayment of any income taxes. The Fund has reviewed all major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on their tax returns.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

11

REX Gold Hedged S&P 500 ETF

Notes to the Consolidated Financial Statements

May 31, 2018 (Unaudited) (continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Futures Contracts — The Fund’s Subsidiary utilized futures contracts during the period ended May 31, 2018 to meet its investment objective. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested (received) in the futures contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Consolidated Statement of Assets and Liabilities. As of May 31, 2018, the Fund had open futures contracts and during the period ended, all futures contracts held had equity and commodity risk exposures. Refer to the Fund’s Consolidated Schedule of Investments for details regarding open futures contracts as of May 31, 2018. The unrealized appreciation on futures contracts is presented on the Consolidated Statement of Assets and Liabilities as “Net Unrealized Appreciation on Futures Contracts.” The amount of realized gain (loss) on futures contracts is presented on the Consolidated Statements of Operations as “Net Realized Gain (Loss) on Futures Contracts.” The change in the net fair value of the futures contracts is included in the Consolidated Statements of Operations as “Net change in Unrealized Appreciation on Futures Contracts.” A margin deposit held at one counter party for the futures contracts is included in “Cash Collateral on Futures” on the Consolidated Statement of Assets and Liabilities.

Cash and Cash Equivalents — Idle cash may be swept into various time deposits and is classified as cash and cash equivalents on the Consolidated Statements of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

Dividends and Distributions to Shareholders — The Fund pays out dividends from its net investment income and distributes its net capital gains, if any, to investors at least annually. All distributions are recorded on ex-dividend date.

Commodity-Linked Investments — To the extent consistent with its investment objective and strategies, the Fund may invest in commodity investments to provide exposure to the investment returns of the commodities markets. Commodity investments include notes with interest payments that are tied to an underlying commodity or commodity index, ETFs or other exchange-traded products that are tied to the performance of a commodity or commodity index or other types of investment vehicles or instruments that provide returns that are tied to commodities or commodity indices.

The Fund may also seek to gain exposure to the commodity markets, in whole or in part, through investments in a wholly owned Subsidiary. The Subsidiary, unlike the Fund, may invest to a significant extent directly in commodities and in equity-linked securities and commodity-linked derivative instruments, including options, futures contracts, swaps, options on futures contracts and commodity-linked structured notes. The Subsidiary may also invest in other instruments in which the Fund is permitted to invest, either as investments or to serve as margin or collateral for its derivative positions. The Fund may invest up to 25% of its total assets in its Subsidiary.

12

REX Gold Hedged S&P 500 ETF

Notes to the Consolidated Financial Statements

May 31, 2018 (Unaudited) (continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

In order for the Fund to qualify as a regulated investment company under Subchapter M of the Code, the Fund must derive at least 90% of its gross income each taxable year from qualifying income. Certain of the Fund’s investments generally do not generate qualifying income if made directly by the Fund. The Fund, however, intends to gain exposure to certain non-qualifying investments, including commodities investments, through its investment in its wholly-owned Subsidiary.  The Subsidiary intends to invest in futures contracts or commodity-linked instruments.

Creation Units — The Fund issues and redeems shares (“Shares”) on a continuous basis at NAV and only in large blocks of 50,000 Shares (each block of Shares for the Fund is called a “Creation Unit” or multiples thereof). Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a minimum creation transaction fee of $500 per transaction. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $500 per transaction. In addition to the fixed creation or redemption transaction fee, to the extent a Creation Unit consists of more than 100 securities, an additional creation transaction fee may be charged. The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the purchase or redemption of a Creation Unit, which the transaction fee is designed to cover.

Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an Authorized Participant Agreement with the Funds’ distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

The following table discloses the Creation Unit breakdown based on the NAV as of May 31, 2018:

	Creation Unit Shares	Creation Transaction Fee	Value	Redemption Transaction Fee
REX Gold Hedged S&P 500 ETF	50,000	$500	$1,637,000	$500

To the extent the Fund permits the contribution of securities in exchange for the purchase of shares (contribution in-kind), shares may be issued in advance of receipt by the Fund at all or a portion of the applicable deposit securities. In these circumstances, the Fund may require the Authorized Participant to maintain with the Trust an amount of 115% of the daily mark-to-market of the missing deposit securities. Amounts are disclosed as Segregated Cash Balance with Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statement of Assets and Liabilities, when applicable.

13

REX Gold Hedged S&P 500 ETF

Notes to the Consolidated Financial Statements

May 31, 2018 (Unaudited) (continued)

3. OFFSETTING ASSETS AND LIABILITIES

Certain derivative contracts are executed under standard netting agreements. A derivative netting agreement creates an enforceable right of set off that becomes effective, and affects the realization of settlement on individual assets, liabilities and collateral amounts, only following a specified event of default or early termination. Default events may include the failure to make payments or deliver securities timely, material adverse changes in financial condition or insolvency, the breach of minimum regulatory capital requirements, or loss of license, charter or other legal authorization necessary to perform under contract. These agreements mitigate counterparty credit risk by providing for a single net settlement with a counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

The following tables present the Fund’s gross derivative assets and liabilities net of amounts available for offset under netting arrangements as of May 31, 2018:

REX Gold Hedged S&P 500 ETF
Offsetting of Derivative Assets
				Gross Amounts Not Offset in the Consolidated
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Statement of Assets and Liabilities	Net Amounts Presented in the Consolidated Statement of Assets and Liabilities	Financial Instruments(a)	Cash Collateral Received(a)	Net Amount
Derivative Assets
Futures Contracts	$—	$—	$—	$—	$—	$—
Total	$—	$—	$—	$—	$—	$—

Offsetting of Derivative Liabilities
				Gross Amounts Not Offset in the Consolidated
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Consolidated Statement of Assets and Liabilities	Net Amounts Presented in the Consolidated Statement of Assets and Liabilities	Financial Instruments(a)	Cash Collateral Received(a)	Net Amount
Derivative Liabilities
Futures Contracts	$(12,640)	$—	$(12,640)	$—	$(12,640)	$—
Total	$(12,640)	$—	$(12,640)	$—	$(12,640)	$—

(a) These amounts are limited to the derivatives asset/liability balance and, accordingly, do not include excess collateral received/pledged.

14

REX Gold Hedged S&P 500 ETF

Notes to the Consolidated Financial Statements

May 31, 2018 (Unaudited) (continued)

4. DERIVATIVE TRANSACTIONS

The following tables include more than one type of risk on derivatives held throughout the period.

The fair value of derivative instruments as of May 31, 2018 was as follows:

	Asset Derivatives			Liability Derivatives
	Consolidated Statement of Assets and Liabilities Location	Fair Value		Consolidated Statement of Assets and Liabilities Location	Fair Value
REX Gold Hedged S&P 500 ETF
Commodity contracts	Net Assets — Net unrealized appreciation on futures contracts	$–		Net Assets — Net unrealized depreciation on futures contracts	$(61,053	)*
Equity contracts	Net Assets — Net unrealized appreciation on futures contracts	–	*	Net Assets — Net unrealized depreciation on futures contracts	(4,682	)*
Total Derivatives not accounted for as hedging instruments		$–			$(65,735)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities.

The effect of derivative instruments on the Consolidated Statements of Operations for the period ended May 31, 2018.

Amount of realized gain (loss) on derivatives recognized in income (loss):

Futures
REX Gold Hedged S&P 500 ETF
Commodity contracts	$36,843
Equity contracts	60,299
Total	$97,142

Net change in unrealized appreciation or (depreciation) on derivatives recognized in income:

Futures
REX Gold Hedged S&P 500 ETF
Commodity contracts	$(45,570)
Equity contracts	(53,298)
Total	$(98,868)

The table below discloses the volume of the Fund’s futures contracts during the period ended May 31, 2018:

REX Gold Hedged S&P 500 ETF
Commodity Futures contracts:
Average Notional Balance Long	$6,141,998
Ending Notional Balance Long	6,454,083
Equity Futures contracts:
Average Notional Balance Long	$645,105
Ending Notional Balance Long	545,782

15

REX Gold Hedged S&P 500 ETF

Notes to the Consolidated Financial Statements

May 31, 2018 (Unaudited) (continued)

5. BASIS FOR CONSOLIDATION

The Consolidated Schedule of Investments, Statement of Assets and Liabilities, Statements of Operations, Statements of Changes in Net Assets, and the consolidated Financial Highlights of the Fund includes the accounts of the Subsidiary. All intercompany accounts and transactions have been eliminated in consolidation for the Fund. The Subsidiary has a fiscal year end of November 30th for financial statement consolidation purposes.

The Subsidiary is classified as controlled foreign corporations under the Internal Revenue Code of 1986 (“IRC”). The Subsidiary’s taxable income is included in the calculation of the Fund’s taxable income. Net losses of the Subsidiary are not deductible by the Fund either in the current period or carried forward to future periods.

The Fund may invest up to 25% of its total assets in the Subsidiary.

A summary of the Fund’s investments in the Subsidiary is as follows:

	Inception Date of Subsidiary	Subsidiary Net Assets at May 31, 2018	% of Total Assets at May 31, 2018
REX Gold Hedged S&P 500 ETF Subsidiary 1	April 4, 2016	$407,411	6.2%

Gains and losses attributed to the Fund’s investments in the Subsidiary are as follows:

REX Gold Hedged S&P 500 ETF Subsidiary 1
Net Realized Gain on Futures Contracts	$97,142
Net Change in Unrealized Appreciation on Futures Contracts	(98,868)
Total Net Realized and Unrealized Gains Attributed to the Fund’s Investments in Subsidiary	$(1,726)

6. AGREEMENTS

Investment Advisory Agreement

Exchange Traded Concepts, LLC, or the Adviser, is an Oklahoma limited liability company located at 10900 Hefner Pointe Drive, Suite 207, Oklahoma City, Oklahoma 73120. The Adviser serves as investment adviser to the Trust, including the Fund, pursuant to an investment advisory agreement (“Advisory Agreement”). Under the Advisory Agreement, the Adviser provides investment advice to the Fund primarily in the form of oversight of the Sub-Adviser, including daily monitoring of the purchase and sale of securities by the Sub-Adviser and regular review of the Sub-Adviser’s performance. The Adviser also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and provides its officers and employees to serve as officers or Trustees of the Trust.

For the services it provides to the Fund, the Fund pays the Adviser a fee, which is calculated daily and paid monthly, at an annual rate of 0.48% on the average daily net assets of the Fund. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Fund except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (the “Excluded Expenses”).

16

REX Gold Hedged S&P 500 ETF

Notes to the Consolidated Financial Statements

May 31, 2018 (Unaudited) (continued)

6. AGREEMENTS (continued)

Certain officers or interested trustees of the Trust are also officers or employees of the Adviser or its affiliates. They receive no fees for serving as officers of the Trust.

The Adviser has entered into a Sub-License, Marketing Support, and Expense Reimbursement Agreement ("Expense Reimbursement Agreement") with Rex Shares, LLC, (the "Sponsor"). Under the Expense Reimbursement Agreement, the Sponsor agrees to sub-license the use of the Fund’s benchmark index to the Adviser and assumes the obligation of the Adviser to pay all expenses of the Fund, except Excluded Expenses.

The Subsidiary is managed by the Adviser and, pursuant to a management agreement between the Subsidiary and the Adviser (the “Subsidiary Agreement”), the Adviser will: (i) provide management services; (ii) pay all expenses incurred by the Subsidiary except for the fee paid to the Adviser pursuant to the Subsidiary Agreement (the “Subsidiary Management Fee”), interest, taxes, brokerage commissions and other expenses incurred in placing or settlement of orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, and extraordinary expenses; and, in consideration thereof (iii) receive the Subsidiary Management Fee. The Adviser has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the Subsidiary Management Fee, if any, paid to the Adviser by the Fund’s Subsidiary. The Adviser earned $0 Subsidiary Management Fees for the period ended May 31, 2018.

The Fund intends to, and the Subsidiary may, invest a portion of its assets in shares of other investment companies (“Acquired Funds”) and, in connection with such investment, may incur acquired fund fees and expenses (“AFFE”). The Adviser agrees to waive all or any portion of the Fund Management Fee to the extent of the amount of any AFFE (excluding AFFE generated from holdings in Acquired Funds for cash management purposes) incurred by the Fund or the Subsidiary. This undertaking will continue in effect with respect to the Fund and the Subsidiary through July 31, 2018 initially and thereafter will continue in effect for successive one year periods, unless the Adviser notifies the Trust’s Board of Trustees prior to the conclusion of the then-current term of its intent to terminate the arrangement effective upon the conclusion of that term.

Sub-Advisory Agreement

Vident Investment Advisory, LLC, or the Sub-Adviser, is a Delaware limited liability company, located at 300 Colonial Center Parkway, Suite 330, Roswell, Georgia, 30076. The Sub-Adviser is responsible for trading portfolio securities and other investment instruments on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Adviser and the Board.  Under a sub-advisory agreement, the Adviser pays the Sub-Adviser a fee calculated daily and paid monthly at an annual rate of the average daily net assets of the Fund as follows: 1) 5 basis points on up to $250 million in assets; 2) 4 basis points on the next $250 million; 3) 3 basis points on all assets above $500 million; subject to an annual minimum fee of $30,000.

The Subsidiary is sub-advised by the Sub-Adviser. The Adviser, and not the Fund or its Subsidiary, pays the Sub-Adviser’s fees.

Distribution Agreement

SEI Investments Distribution Co. (the “Distributor”) serves as the Fund’s underwriter and distributor of Shares pursuant to a Distribution Agreement. Under the Distribution Agreement, the Distributor, as agent, receives orders to purchase shares in Creation Units and transmits such orders to the Fund’s custodian and transfer agent.

The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor bears the following costs and expenses relating to the distribution of shares: (i) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (ii) filing fees; and (iii) all other expenses incurred in connection with

17

REX Gold Hedged S&P 500 ETF

Notes to the Consolidated Financial Statements

May 31, 2018 (Unaudited) (continued)

6. AGREEMENTS (continued)

the distribution services, that are not reimbursed by the Adviser, as contemplated in the Distribution Agreement. The Distributor does not maintain any secondary market in Fund Shares.

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Fund is authorized to pay an amount up to 0.25% of its average daily assets each year for certain distribution-related activities. For the period ended May 31, 2018, no fees were charged by the Distributor under the Plan and the Plan will only be implemented with approval of the Board.

Administrator, Custodian and Transfer Agent

SEI Investments Global Funds Services (the “Administrator”) serves as the Fund’s Administrator pursuant to an Administration Agreement. Brown Brothers Harriman & Co. (the “Custodian” and “Transfer Agent”) serves as the Fund’s Custodian and Transfer agent pursuant to a Custodian Agreement and Transfer Agency Services Agreement. The Adviser of the Fund pays these fees.

Certain officers of the Trust are also employees of the Administrator or its affiliates. They receive no fees for serving as officers of the Trust.

7. INVESTMENT TRANSACTIONS

For the period ended May 31, 2018, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales and Maturities
REX Gold Hedged S&P 500 ETF	$414,242	$147,073

There were no purchases or sales of long-term U.S. Government securities by the Fund.

For the period ended May 31, 2018, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales	Net Realized Gain
REX Gold Hedged S&P 500 ETF	$1,485,804	$—	$—

8. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to paid-in capital, accumulated undistributed net investment income (loss), or accumulated net realized gain (loss) as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared during the periods ended March 31 and November 30, 2017, respectively, were as follows:

	Ordinary Income	Totals
REX Gold Hedged S&P 500 ETF
November 30, 2017	$—	$—
March 31, 2017	28,532	28,532

18

REX Gold Hedged S&P 500 ETF

Notes to the Consolidated Financial Statements

May 31, 2018 (Unaudited) (continued)

8. TAX INFORMATION (continued)

As of November 30, 2017, the components of accumulated gains on a tax basis were as follows:

REX Gold Hedged S&P 500 ETF
Undistributed Ordinary Income	$256,294
Undistributed long-term capital gain	4,064
Other temporary differences	3
Unrealized appreciation (depreciation)	664,929
Total Accumulated Gains	$925,290

For Federal income tax purposes, the cost of securities owned at May 31, 2018, and the net realized gains or losses on securities sold for the period, were different from amounts reported for financial reporting purposes primarily due to wash sales adjustment, which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, excluding futures contracts, held by the Fund at May 31, 2018, were as follows:

	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation
REX Gold Hedged S&P 500 ETF	$5,275,626	$973,699	$(203,221)	$770,478

9. RISKS OF INVESTING IN THE FUND

As with all exchange traded funds ("ETFs"), a shareholder of the Fund is subject to the risk that his or her investment could lose money. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the prospectus under the heading “Principal Risks”.

The Fund will not, under normal circumstances, invest less than 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of companies composing the S&P 500® Index or in instruments that have economic characteristics similar to those equity securities on the S&P 500® Index.

Concentration Risk

From time to time, the Fund may invest a significant percentage of their assets in issuers in a single industry (or the same group of industries) or sector of the economy. To the extent the Fund’s investments are concentrated in or have significant exposure to a particular issuer, industry or group of industries, or asset class, the Fund may be more vulnerable to adverse events affecting such issuer, industry or group of industries, or asset class than if the Fund’s investments were more broadly diversified.

Derivatives Risk

The Fund uses futures contracts, which is a type of derivative contract.  A derivative refers to any financial instrument whose value is derived, at least in part, from the price of an underlying security, asset, rate, or index. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Changes in the value of a derivative may not correlate perfectly with the underlying security, asset, rate or index. Gains or losses in a derivative may be magnified and may be much greater than the derivative’s original cost.

19

REX Gold Hedged S&P 500 ETF

Notes to the Consolidated Financial Statements

May 31, 2018 (Unaudited) (Concluded)

9. RISKS OF INVESTING IN THE FUND (continued)

Non-Diversification Risk

The Fund is non-diversified, meaning that, as compared to a diversified fund, they can invest a greater percentage of their assets in securities issued by or representing a small number of issuers. As a result, the performance of these issuers can have a substantial impact on the Fund’s performance.

Subsidiary Risk

The Subsidiary is not registered under the 1940 Act and is not subject to all of the investor protections of the 1940 Act. Thus, the Fund, as the sole investor in the Subsidiary, will not have all of the protections offered to shareholders of registered investment companies. By investing in the Subsidiary, the Fund is exposed to the risks of investing in the commodities markets. The Fund also will incur its pro rata share of the expenses of the Subsidiary. In addition, changes in the laws of the United States or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as intended and could negatively affect the Fund and its shareholders.

10. OTHER

At May 31, 2018, the records of the Trust reflected that 100% of the Fund’s total Shares outstanding were held by one Authorized Participant, in the form of Creation Units. However, the individual shares comprising such Creation Units are listed and traded on the NYSE Arca, Inc. and have been purchased and sold by persons other than Authorized Participants.

11. SUBSEQUENT EVENTS

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the consolidated financial statements were issued. Based on this evaluation, please note the additional disclosure:

The Board approved the liquidation and closure of the Fund at its 2018 meeting. The Fund subsequently liquidated on June 22, 2018.

20

REX Gold Hedged S&P 500 ETF

Board of Consideration of Approval of Advisory and
Sub-Advisory Agreements

May 31, 2018 (Unaudited)

At a meeting of the Board of Trustees (the “Board”) of Exchange Traded Concepts Trust (the “Trust”) held on March 27, 2018, the Board considered and approved the continuance of the following agreements with respect to the REX Gold Hedged S&P 500 ETF (the “Fund”):

•	the investment advisory agreement between the Trust, on behalf of the Fund, and Exchange Traded Concepts, LLC (“ETC”), pursuant to which ETC currently provides advisory services to the Fund (the “Advisory Agreement”); and

•	the investment sub-advisory agreement between ETC and Vident Investment Advisory, LLC (“Vident”), pursuant to which Vident currently provides sub-advisory services to the Fund (the “Sub-Advisory Agreement” and, together with the Advisory Agreement, the “Agreements”).

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the continuance of the Agreements must be approved: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approvals, the Board must request and evaluate, and ETC and Vident are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Agreements. In addition, rules under the 1940 Act require an investment company to disclose in its shareholder reports the material factors and the conclusions with respect thereto that formed the basis for the board’s approval of an investment advisory agreement.

In considering whether to approve the continuance of the Agreements, the Board took into consideration (i) the nature, extent, and quality of the services provided by ETC and Vident to the Fund; (ii) ETC and Vident’s cost and profits realized from providing such services, including any fall-out benefits enjoyed by ETC and Vident or their affiliates; (iii) comparative fee and expense data for the Fund; (iv) the extent to which the advisory and sub-advisory fees reflect economies of scale shared with Fund shareholders; and (v) other factors the Board deemed to be relevant. In their deliberations, the Board did not identify any single piece of information discussed below that was all-important, controlling, or determinative of its decision.

In considering the nature, extent, and quality of the services provided to the Fund, the Board considered ETC and Vident’s specific responsibilities in all aspects of day-to-day management of the Fund. The Board noted that ETC’s responsibilities include overseeing the activities of Vident and monitoring compliance with various Fund policies and procedures and with applicable securities regulations, while Vident’s responsibilities include determining from time to time what assets will be purchased, retained or sold by the Fund, and what portion of the assets will be invested or held uninvested in cash; placing orders with respect to transactions in securities or other assets held or to be acquired by the Fund; selecting broker-dealers for executing portfolio transactions; determining the daily baskets of deposit securities and cash components; executing portfolio securities trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis; oversight of general portfolio compliance with relevant law; responsibility for quarterly reporting to the Board; and implementation of Board directives as they relate to the Fund. The Board noted that Vident is responsible for, among other portfolio transaction-related duties, purchasing, selling, and “rolling” futures contracts, and noted Vident’s lead portfolio manager’s previous experience trading the types of futures contracts in which the Fund invests. The Board considered the qualifications, experience and responsibilities of ETC and Vident’s investment personnel, the quality of ETC and Vident’s compliance infrastructure, and the determination of the Trust’s Chief Compliance Officer that ETC and Vident have appropriate compliance policies and procedures in place. The Board noted that it had reviewed ETC and Vident’s registration forms on Form ADV as well as ETC and Vident’s responses to a detailed series of questions, which included a description of ETC and Vident’s operations, service offerings, personnel, compliance program, risk management program, and financial

21

REX Gold Hedged S&P 500 ETF

Board of Consideration of Approval of Advisory and
Sub-Advisory Agreements

May 31, 2018 (Unaudited) (Concluded)

condition. The Board considered ETC and Vident’s experience working with ETFs, including the Fund, other series of the Trust, and other ETFs managed by ETC and Vident outside of the Trust. The Board also considered other services provided to the Fund by ETC, such as arranging for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate, administering the Fund’s business affairs, providing office facilities and equipment and certain clerical, bookkeeping and administrative services, and providing its officers and employees to serve as officers or Trustees of the Trust.

The Board was provided with a report regarding the past performance of the Fund. The Board noted that the Fund’s investment performance was in line with ETC’s and Vident’s expectations. The Board also noted that the Fund had been operating for less than two years, which was a relatively short period to judge an adviser’s performance.

Based on the factors discussed above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent, and quality of the services provided to the Fund by ETC and Vident.

The Board reviewed the advisory and sub-advisory fees paid to ETC and Vident for their services to the Fund under the Agreements and compared the fees to those paid by comparable products, including ETFs. The Board noted that the Fund’s advisory fee was in the middle of the range of advisory fees paid by other peer products, including ETFs. The Board took into consideration that the advisory fee for the Fund was a “unified fee,” meaning that the Fund pays no expenses other than certain expenses customarily excluded from unitary fee arrangements, such as brokerage commissions, taxes, interest, and acquired fund fees and expenses. The Board noted that ETC is responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses out of its own fee and resources but that REX Shares, LLC has agreed to assume the responsibility to pay the Fund’s expenses out of its own fee and resources. The Board further noted, nevertheless, that ETC is ultimately responsible for ensuring that the obligation to the Fund is satisfied. The Board further noted that the Fund seeks to achieve its primary investment objective in part by investing up to 25% of its total assets, as measured at the end of every quarter of the Fund’s taxable year, in a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”) advised by ETC, and noted that ETC had contractually agreed to waive the advisory fee it receives from the Fund in an amount equal to the advisory fee paid to ETC by the Subsidiary. The Board considered the appropriateness of the Fund’s advisory fee as well as the advisory fee’s comparability to peer products, taking into consideration the profitability and comparable fee analyses with which it had been provided as well as the nature of the Fund’s investment strategy. The Board noted that the sub-advisory fees under the Sub-Advisory Agreement have two components: 1) a basis point fee based on assets under management and 2) a minimum annual fee. The Board considered that the fee is paid by ETC, not the Fund, and that the fee reflected an arm’s length negotiation between ETC and Vident. The Board further determined that each fee reflected an appropriate allocation of the advisory fees paid to ETC given the work performed by each firm. The Board considered the costs and expenses incurred by ETC and Vident in providing advisory and sub-advisory services, evaluated the compensation and benefits received by ETC and Vident from its relationship with Fund, and reviewed profitability analyses from ETC and Vident with respect to the Fund. In light of this information, the Board concluded for the Fund that the advisory and sub-advisory fees appeared reasonable in light of the services rendered. In addition, the Board considered for the Fund whether economies of scale have been realized. The Board concluded that no significant economies of scale have been realized by the Fund and that the Board will have the opportunity to periodically reexamine whether such economies have been achieved.

No single factor was determinative of the Board’s decision to approve the continuance of the Agreements on behalf of the Fund; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Agreements, including the compensation payable thereunder, were fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the continuance of the Agreements was in the best interests of the Fund and its shareholders.

22

REX Gold Hedged S&P 500 ETF

Disclosure of Fund Expenses

(Unaudited)

All ETFs have operating expenses. As a shareholder of the Fund you incur an advisory fee. In addition to the advisory fee, a shareholder may pay brokerage expenses, taxes, interest, litigation expenses, dividend expense on securities sold short, and other extraordinary expenses (including acquired fund fees and expenses), if any. It is important for you to understand the impact of these ongoing costs on your investment returns. Shareholders may incur brokerage commissions on their purchases and sales of Fund shares, which are not reflected in these examples.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (December 1, 2017 to May 31, 2018).

The table below illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 12/01/17	Ending Account Value 5/31/18	Annualized Expense Ratios	Expenses Paid During Period(1)
REX Gold Hedged S&P 500 ETF
Actual Fund Return	$1,000.00	$1,039.20	0.49%	$2.49
Hypothetical 5% Return	$1,000.00	$1,022.49	0.49%	$2.47

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 182/365 (to reflect the one-half year period shown).

23

REX Gold Hedged S&P 500 ETF

Supplemental Information

(Unaudited)

Net asset value, or “NAV”, is the price per share at which the Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. The Fund’s Market Price may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Fund on a given day, generally at the time NAV is calculated. A premium is the amount that the Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Fund’s website at www.rexetf.com.

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10900 Hefner Pointe Drive, Suite 207

Oklahoma City, OK 73120

Investment Adviser:

Exchange Traded Concepts, LLC

10900 Hefner Pointe Drive, Suite 207

Oklahoma City, OK 73120

Sub-Adviser:

Vident Investment Advisory, LLC

300 Colonial Center Parkway, Suite 330

Roswell, Georgia 30076

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments

Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, DC 20004

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.

1350 Euclid Ave.

Suite 800

Cleveland, OH 44115

This information must be preceded or accompanied by a current prospectus for the Funds.

REX-SA-003-0100

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for the Closed-End Management Investment Companies.

Not applicable.

Items 13. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust

By (Signature and Title)	/s/J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: August 7, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: August 7, 2018

By (Signature and Title)	/s/James J. Baker, Jr.
James J. Baker, Jr., Treasurer

Date: August 7, 2018